Note 23 - Employee Benefits - Defined Benefit Plans Recognized in the Income Statement (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Service cost	R$ (38.2)	R$ (43.1)	R$ (42.4)
Administrative costs	(3.4)	(3.7)	(3.4)
(Gains) losses on settlements and curtailments	4.2	0.7	1.1
Income from operations	(37.4)	(46.1)	(44.7)
Financial cost	(101.3)	(105.6)	(97.6)
Total expense for employee benefits	R$ (138.7)	R$ (151.7)	R$ (142.3)